BENEFITS PAYABLE	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
BENEFITS PAYABLE
BENEFITS PAYABLE
On a consolidated basis, activity in benefits payable, excluding military services, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$4,976	$4,475	$3,893
Less: Premium deficiency reserve	(176)	—	—
Less: Reinsurance recoverables	(85)	(78)	—
Balances at January 1, net	4,715	4,397	3,893
Incurred related to:
Current year	45,318	44,397	38,641
Prior years	(582)	(236)	(518)
Total incurred	44,736	44,161	38,123
Paid related to:
Current year	(40,852)	(39,802)	(34,357)
Prior years	(4,112)	(4,041)	(3,262)
Total paid	(44,964)	(43,843)	(37,619)
Premium deficiency reserve	—	176	—
Reinsurance recoverable	76	85	78
Balances at December 31	$4,563	$4,976	$4,475

Amounts incurred related to prior years vary from previously estimated liabilities as the claims ultimately are settled. Negative amounts reported for incurred related to prior years result from claims being ultimately settled for amounts less than originally estimated (favorable development).
As previously discussed, our reserving practice is to consistently recognize the actuarial best estimate of our ultimate liability for claims. Actuarial standards require the use of assumptions based on moderately adverse experience, which generally results in favorable reserve development, or reserves that are considered redundant. We experienced favorable medical claims reserve development related to prior fiscal years of $582 million in 2016, $236 million in 2015, and $518 million in 2014. The table below details our favorable medical claims reserve development related to prior fiscal years by segment for 2016, 2015, and 2014.

	Favorable Medical Claims Reserve Development
	2016	2015	2014

Retail Segment	$(429)	$(248)	$(485)
Group and Specialty Segment	(46)	(7)	(29)
Individual Commercial Segment	(106)	20	(3)
Other Businesses	(1)	(1)	(1)
Total	$(582)	$(236)	$(518)

The favorable medical claims reserve development for 2016, 2015, and 2014 primarily reflects the consistent application of trend and completion factors estimated using an assumption of moderately adverse conditions. Favorable prior period development in 2016 primarily resulted from our Medicare Advantage and individual commercial medical businesses. The decline in favorable prior period development in 2015 primarily was due to the impact of lower financial claim recoveries due in part to our gradual implementation during 2014 of inpatient authorization review prior to admission as opposed to post adjudication, as well as higher than expected flu associated claims from the fourth quarter of 2014 and continued volatility in claims associated with individual commercial medical products. The favorable prior period development during 2014 resulted from increased membership, better than originally expected utilization across most of our major business lines and increased financial recoveries. The increase in financial recoveries primarily resulted from claim audit process enhancements as well as increased volume of claim audits and expanded audit scope. All lines of business benefited from these improvements.
Benefits expense excluded from the previous table was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Premium deficiency reserve for short-duration policies	$(176)	$176	$—
Military services	8	12	11
Future policy benefits	439	(80)	32
Total	$271	$108	$43

In the fourth quarter of 2015, we recognized a premium deficiency reserve for our individual commercial medical business compliant with the Health Care Reform Law associated with the 2016 coverage year as discussed in more detail in Note 7.
Military services benefits expense for each year in the table above reflect expenses associated with our contracts with the Veterans Administration.
The higher benefits expense associated with future policy benefits payable during 2016 primarily relates to reserve strengthening for our closed block of long-term care insurance policies acquired in connection with the 2007 KMG America Corporation, or KMG, acquisition more fully described in Note 18. The decrease in benefits expense associated with future policy benefits payable in 2015 primarily reflects the release of reserves as individual commercial medical members transitioned to plans compliant with the Health Care Reform Law.
Incurred and Paid Claims Development
The following discussion provides information about incurred and paid claims development for our Retail and Group and Specialty segments as of December 31, 2016, net of reinsurance, as well as cumulative claim frequency and the total of IBNR included within the net incurred claims amounts. The information about incurred and paid claims development for the years ended December 31, 2014 and 2015 is presented as supplementary information.
For both our Retail and Group and Specialty segments, claims frequency is measured as medical fee-for-service claims for each service encounter with a unique provider identification number. Our claims frequency measure includes claims covered by deductibles as well as claims under capitated arrangements. Claim counts may vary based on product mix and the percentage of delegated capitation arrangements.
Retail Segment
Activity in benefits payable for our Retail segment was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$3,424	$3,428	$3,199
Less: Reinsurance recoverables	(85)	(78)	—
Balances at January 1, net	3,339	3,350	3,199
Incurred related to:
Current year	37,212	36,299	31,510
Prior years	(429)	(248)	(485)
Total incurred	36,783	36,051	31,025
Paid related to:
Current year	(33,608)	(33,050)	(28,267)
Prior years	(3,084)	(3,012)	(2,607)
Total paid	(36,692)	(36,062)	(30,874)
Reinsurance recoverable	76	85	78
Balances at December 31	$3,506	$3,424	$3,428

At December 31, 2016, benefits payable for our Retail segment included IBNR of approximately $2.5 billion, primarily associated with claims incurred in 2016. The cumulative number of reported claims as of December 31, 2016 was approximately 78.7 million for claims incurred in 2016, 77.9 million for claims incurred in 2015, and 65.8 million for claims incurred in 2014.
The following tables provide information about incurred and paid claims development for the Retail segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$31,510	$31,294	$31,248
2015	—	36,299	35,928
2016	—	—	37,212
Total			$104,388

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$28,267	$31,218	$31,238
2015		33,050	36,112
2016			33,608
Total			$100,958
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$3,430

Group and Specialty Segment
Activity in benefits payable for our Group and Specialty segment, excluding military services, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$616	$603	$572
Less: Reinsurance recoverables	—	—	—
Balances at January 1, net	616	603	572
Incurred related to:
Current year	5,271	5,377	5,286
Prior years	(46)	(7)	(29)
Total incurred	5,225	5,370	5,257
Paid related to:
Current year	(4,700)	(4,774)	(4,689)
Prior years	(562)	(583)	(537)
Total paid	(5,262)	(5,357)	(5,226)
Balances at December 31	$579	$616	$603

At December 31, 2016, benefits payable for our Group and Specialty segment included IBNR of approximately $481.0 million, primarily associated with claims incurred in 2016. The cumulative number of reported claims as of December 31, 2016 was approximately 23.3 million for claims incurred in 2016, 29.1 million for claims incurred in 2015, and 27.3 million for claims incurred in 2014.

The following tables provide information about incurred and paid claims development for the Group and Specialty segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$5,286	$5,274	$5,274
2015	—	5,377	5,333
2016	—	—	5,271
Total			$15,878

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$4,689	$5,261	$5,272
2015		4,774	5,327
2016			4,700
Total			$15,299
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$579

Individual Commercial Segment
Activity in benefits payable for our Individual Commercial segment, was as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Balances at January 1	$917	$424	$101
Less:Premium deficiency reserve	(176)	—	—
Balances at January 1, net	741	424	101
Incurred related to:
Current year	3,677	3,512	2,431
Prior years	(106)	20	(3)
Total incurred	3,571	3,532	2,428
Paid related to:
Current year	(3,409)	(2,790)	(2,009)
Prior years	(449)	(425)	(96)
Total paid	(3,858)	(3,215)	(2,105)
Premium deficiency reserve	—	176	—
Balances at December 31	$454	$917	$424

At December 31, 2016, benefits payable for our Individual Commercial segment included IBNR of approximately $400.0 million, primarily associated with claims incurred in 2016. The cumulative number of reported claims as of December 31, 2016 was approximately 9.0 million for claims incurred in 2016, 11.0 million for claims incurred in 2015, and 8.6 million for claims incurred in 2014.
The following tables provide information about incurred and paid claims development for the Individual Commercial segment as of December 31, 2016, net of reinsurance.

	Incurred Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$2,431	$2,450	$2,445
2015		3,512	3,412
2016			3,677
Total			$9,534

	Cumulative Paid Claims, Net of Reinsurance
	For the Years Ended December 31,
Claims Incurred Year	2014 Unaudited	2015 Unaudited	2016
	(in millions)
2014	$2,009	$2,431	$2,447
2015		2,790	3,224
2016			3,409
Total			$9,080
All outstanding benefit liabilities before 2014, net of reinsurance			N/A
Benefits payable, net of reinsurance			$454

Reconciliation to Consolidated
The reconciliation of the net incurred and paid claims development tables to benefits payable in the consolidated statement of financial position is as follows:

December 31, 2016
Net outstanding liabilities
Retail	$3,430
Group and Specialty	579
Individual Commercial	454
Other insurance lines	24
Benefits payable, net of reinsurance	4,487
Reinsurance recoverable on unpaid claims
Retail	76
Total reinsurance recoverable on unpaid claims	76
Total benefits payable, gross	$4,563